Summary of Changes in ROU Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Beginning balance	$ 8,609	$ 15,324
Additions, cost	236,201
Interest expense	20,900	1,378
Lease payments	(83,650)	(5,499)
Foreign exchange impact	(1,979)	(2,594)
Ending balance	$ 180,081	$ 8,609